EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share Tables
Schedule of Earnings Per Share, Basic and Diluted
	12/31/2017	12/31/2016
Numerator for Basic and Diluted Earnings Per Share:
Net (loss) income	$(6,209,768)	$(601,002)
Denominator for Basic Earnings Per Share:
Weighted Average Shares	12,780,813	12,564,824
Potentially Dilutive Common Shares	-	-
Adjusted Weighted Average Shares	12,780,813	12,564,824
Basic and Diluted Net (Loss) Income per Share	(0.49)	(0.05)

Schedule of potentially anti-dilutive shares of Common Stock
	2017	2016
Common Stock Warrants	38,824	-
Common Stock Options	16,240	80,741
Convertible Debt	622,142	-
Total	677,206	80,741